ACQUISITIONS AND DISPOSITIONS - Acquisitions (Narrative) (Details) $ in Millions			9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 27, 2017 CAD ($) shares	Apr. 01, 2016 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($) reporting_unit	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Feb. 27, 2017 $ / shares
Business Acquisition [Line Items]
Number of reporting units | reporting_unit					2
Cash consideration					$ 0	$ 0	$ 644
Spectra Energy
Business Acquisition [Line Items]
Purchase price	$ 37,509
Shares paid to acquiree for each share of acquiree stock (in shares) | shares	0.984
Ownership interest acquired (as a percent)								100.00%
Cash paid in lieu of fractional shares	$ 3
Acquisition-related expenses/transaction costs incurred					$ 231
Costs incurred						180	51
Revenues generated by acquiree				$ 5,740
Earnings generated by acquiree				$ 2,574
Cash consideration	$ 3
Pro forma revenues						$ 45,669	40,934
Tupper Main and Tupper West
Business Acquisition [Line Items]
Acquisition-related expenses/transaction costs incurred		$ 1
Revenues generated by acquiree			$ 33
Cash consideration		$ 539
Earnings before interest and income taxes of acquiree			$ 22
Pro forma revenues							44
Pro forma earnings before interest and income taxes							$ 28
Common shares | Spectra Energy
Business Acquisition [Line Items]
Shares paid as consideration (in shares) | shares	691,000,000
Share price (in USD per share) | $ / shares								$ 41.34
Value of shares issued	$ 37,429
Share options | Spectra Energy
Business Acquisition [Line Items]
Shares paid as consideration (in shares) | shares	3,500,000
Value of shares issued	$ 77
Gas Transmission and Midstream
Business Acquisition [Line Items]
Number of reporting units | reporting_unit					2